Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Equipment and Software, Net [Abstract]
Schedule of Property, Equipment and Software, Net
	December 31,	December 31,
	2024	2025
	RMB	RMB
Building	38,464	—
Computer and transmission equipment	16,314	34,832
Furniture and office equipment	536	379
Leasehold improvements	5,043	6,900
Licenses	33,784	23,534
Software	39,795	32,624
Total property, equipment and software	133,936	98,269
Accumulated depreciation and amortization	55,258	47,866
Property, equipment and software, net	78,678	50,403